Business acquisitions and dispositions - National Expansion of HBO and The Movie Network Summary (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Mar. 01, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill	$ 10,428	$ 8,958
Corus
Disclosure of detailed information about business combination [line items]
Cash consideration			$ (218)
Finite-life intangible assets			8
Non-current assets recognised as of acquisition date			1
Current liabilities recognised as of acquisition date			(3)
Non-current liabilities recognised as of acquisition date			(8)
Fair value of net assets acquired			(2)
Goodwill			$ 220
Goodwill expected to be deductible for tax purposes				$ 163
Goodwill Annual Rate Declining Balance				7.00%